Operating Expenses - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Costs And Expenses [line items]
Non-recurring expenses	€ 24,300
Non cash expense from equity settlement	10,600
Total Research and Development expenses	€ 25,196	€ 23,577	€ 22,908
Percentage of changes in research and development expense	7.00%
Changes in general and administrative expenses	€ 1,300
Percentage of increase in general and administrative expenses	13.00%
C-Cure [member]
Disclosure Of Operating Costs And Expenses [line items]
Non-recurring expenses	€ 700
CorQuest Inc [member]
Disclosure Of Operating Costs And Expenses [line items]
Non-recurring expenses	€ 1,200